LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt

	December 31,
	2021	2020
PPP Loan	$—	$2,087
Finnish Funding Agency for Technology and Innovation (“Tekes”)	431	458
	431	2,545
Less current portion – product development loans	(275)	(298)
Less accrued interest on product development loans – current	(156)	(160)
Total long-term debt	$—	$2,087

Schedule of contractual maturities

	Senior	Subordinated	Subordinated	Long-Term	Convertible
	Term Loan	Debt	Term Loan	Debt	Debt	Total
2022	$4,840	$10,577	$—	$275	$—	$15,692
2023	5,280	—	—	—	—	5,280
2024	36,351	—	—	—	41,343	77,694
2025	—	—	37,991	—	—	37,991
2026	—	—	—	—	—	—
Thereafter	—	—	—	—	—	—
	$46,471	$10,577	$37,991	$275	$41,343	$136,657
Unamortized debt issuance costs	(1,898)	—	—	—	—	(1,898)
Unamortized purchase discount	(3,510)	—	—	—	—	(3,510)
Total Debt	$41,063	$10,577	$37,991	$275	$41,343	$131,249